Transactions with Affiliates (Detail) (Affiliates, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Affiliates
Related Party Transaction [Line Items]
Amounts due from	¥ 225,383	¥ 160,470
Amounts due to	138,181	97,958
Purchases from	1,028,523	789,261	762,415
Sales to	¥ 786,802	¥ 636,299	¥ 561,426